UNITED STATES

                SECURITIES AND EXCHANGE COMMISSION

                          Washington, DC 20549

                               FORM N-PX

      ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

                         INVESTMENT COMPANIES

Investment Company Act File Number: 811-06411

Exact Name of Registrant as

Specified in Charter:               Delaware Investments Municipal Trust

Address of principal executive offices:   2005 Market Street

                              Philadelphia, PA 19103

Name and address of agent for service:    David F. Connor, Esq.

                              2005 Market Street

                              Philadelphia, PA 19103

Registrant's telephone number:            (800) 523-1918

Date of fiscal year end:            August 31

Date of reporting period:           July 1, 2007 - June 30, 2008

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ITEM 1. PROXY VOTING RECORD.

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==================== DELAWARE TAX-FREE FLORIDA INSURED FUND ====================

The Fund did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Fund.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS MUNICIPAL TRUST

By:     Patrick P. Coyne

        ---------------------

Name:   Patrick P. Coyne

Title:    Chairman/President/

        Chief Executive Officer

Date:     August 25, 2008